Shareholder Fees - FidelityMid-CapStockFund-KPRO	Jun. 29, 2024 USD ($)
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none